Related Parties' Transactions And Balances	12 Months Ended
Dec. 31, 2022
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties' Transactions And Balances	RELATED PARTIES' TRANSACTIONS AND BALANCES

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Income -
Sales to related-party companies (*)	$155,728	$169,834	$187,014
Participation in expenses	$85	$394	$1,487
Cost and expenses -
Supplies from related parties (**)	$2,143	$6,240	$8,476

Balances:	December 31, 2022	December 31, 2021
Trade receivables and other receivables (*)	$86,535	$60,702
Trade payables and advances (**)	$33,167	$57,439

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)    A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned affiliate of ESA.
(**)    Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli company, and electro-optics products purchased by the Company from another 50%-owned Israeli affiliate.